Income taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefits	€ (215.5)	€ (205.9)	€ (200.4)
Deferred tax assets	1,672.8	1,098.7	671.5
Deferred tax liabilities	(51.5)	(34.7)	(37.9)
Deferred and other tax assets (liabilities)	€ 1,405.8	€ 858.1	€ 433.2